Segment information - Summary of Information by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Third-party revenue, by origin	$ 266,886	$ 284,312	$ 316,620
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	239,524	234,176	246,205
Europe
Disclosure of geographical areas [line items]
Third-party revenue, by origin	91,808	92,480	118,135
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	46,689	40,971	48,008
Asia, Oceania, Africa
Disclosure of geographical areas [line items]
Third-party revenue, by origin	90,838	98,343	99,967
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	89,236	88,588	91,374
USA
Disclosure of geographical areas [line items]
Third-party revenue, by origin	57,728	65,089	70,291
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	53,899	55,245	57,261
Other Americas
Disclosure of geographical areas [line items]
Third-party revenue, by origin	26,512	28,400	28,227
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	49,700	49,372	49,562
UK
Disclosure of geographical areas [line items]
Third-party revenue, by origin	28,746	28,011	44,815
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	$ 19,997		$ 21,478
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates excluding assets reclassified as held for sale		$ 15,822